Contingent Assets and Liabilities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Dec. 30, 2014 Judgment	Dec. 31, 2006 Companies	Dec. 03, 2021 USD ($)	Dec. 03, 2021 ARS ($)	Sep. 24, 2021 USD ($)
US Dollar [Member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Loss contingency, estimate of possible loss			$ 3,500		$ 142
US Dollar [Member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Loss contingency, estimate of possible loss			$ 5,200		$ 146
Argentine Pesos [Member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Loss contingency, estimate of possible loss				$ 14,000
Argentine Pesos [Member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [line items]
Loss contingency, estimate of possible loss				$ 14,400
Dock Sud, Province of Buenos Aires [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of companies sued | Companies		44
CSJN [member] | Asociacion Superficiarios de la Patagonia [Member]
Disclosure Of Contingent Assets And Liabilities [line items]
Number of interlocutory judgments issued | Judgment	2